UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10387

Investment Company Act File Number

Tax-Managed Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Value Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Aerospace & Defense — 3.7%
Boeing Co. (The)	50,170	$7,233,009
Honeywell International, Inc.	85,000	8,929,250
United Technologies Corp.	113,000	11,335,030

		$27,497,289

Banks — 14.4%
Citigroup, Inc.	376,305	$21,998,790
JPMorgan Chase & Co.	375,000	25,698,750
KeyCorp	700,000	10,388,000
PNC Financial Services Group, Inc. (The)	168,900	16,582,602
U.S. Bancorp	190,000	8,589,900
Wells Fargo & Co.	386,390	22,360,390

		$105,618,432

Biotechnology — 0.5%
Gilead Sciences, Inc.	34,260	$4,037,884

		$4,037,884

Capital Markets — 4.4%
Affiliated Managers Group, Inc.(1)	32,702	$6,798,746
Ameriprise Financial, Inc.	80,000	10,053,600
Credit Suisse Group AG ADR	100,881	2,970,945
Goldman Sachs Group, Inc. (The)	62,126	12,740,179

		$32,563,470

Chemicals — 2.8%
Monsanto Co.	101,073	$10,298,328
Praxair, Inc.	90,214	10,297,026

		$20,595,354

Communications Equipment — 0.7%
QUALCOMM, Inc.	85,000	$5,473,150

		$5,473,150

Consumer Finance — 0.6%
American Express Co.	60,087	$4,570,217

		$4,570,217

Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	279,450	$13,075,466

		$13,075,466

Electric Utilities — 2.4%
NextEra Energy, Inc.	165,000	$17,358,000

		$17,358,000

Electrical Equipment — 0.8%
Hubbell, Inc., Class B	54,593	$5,700,055

		$5,700,055

Food & Staples Retailing — 3.7%
CVS Health Corp.	89,285	$10,041,884
Kroger Co. (The)	430,148	16,879,008

		$26,920,892

Security	Shares	Value
Food Products — 2.9%
General Mills, Inc.	182,382	$10,616,456
Nestle SA	141,005	10,667,039

		$21,283,495

Health Care Equipment & Supplies — 2.5%
Medtronic PLC	109,261	$8,564,970
Stryker Corp.	98,050	10,027,573

		$18,592,543

Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc.	88,555	$10,750,577

		$10,750,577

Industrial Conglomerates — 4.9%
General Electric Co.	1,371,648	$35,800,013

		$35,800,013

Insurance — 5.4%
Prudential Financial, Inc.	115,608	$10,215,123
Prudential PLC ADR(2)	150,612	7,117,923
Travelers Companies, Inc. (The)	65,000	6,897,800
XL Group PLC	411,370	15,640,287

		$39,871,133

Internet Software & Services — 1.7%
Google, Inc., Class A(1)	10,000	$6,575,000
Google, Inc., Class C(1)	10,027	6,272,991

		$12,847,991

Life Sciences Tools & Services — 2.0%
Thermo Fisher Scientific, Inc.	105,000	$14,650,650

		$14,650,650

Media — 3.1%
CBS Corp., Class B	175,726	$9,396,069
Walt Disney Co. (The)	108,466	13,015,920

		$22,411,989

Metals & Mining — 0.6%
Nucor Corp.	102,191	$4,510,711

		$4,510,711

Multi-Utilities — 4.2%
PG&E Corp.	266,289	$13,982,835
Sempra Energy	165,000	16,793,700

		$30,776,535

Oil, Gas & Consumable Fuels — 10.8%
Chevron Corp.	150,000	$13,272,000
ConocoPhillips	204,890	10,314,163
EOG Resources, Inc.	96,600	7,456,554
Exxon Mobil Corp.	200,000	15,842,000
Occidental Petroleum Corp.	243,847	17,118,059
Phillips 66	155,000	12,322,500
Range Resources Corp.	68,472	2,693,689

		$79,018,965

Pharmaceuticals — 7.9%
AbbVie, Inc.	96,108	$6,728,521
Eli Lilly & Co.	237,701	20,088,111
Merck & Co., Inc.	385,000	22,699,600
Roche Holding AG PC	30,000	8,667,680

		$58,183,912

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 4.1%
AvalonBay Communities, Inc.	70,000	$12,063,800
Boston Properties, Inc.	60,000	7,396,800
Simon Property Group, Inc.	55,000	10,297,100

		$29,757,700

Road & Rail — 0.7%
Union Pacific Corp.	55,575	$5,423,564

		$5,423,564

Semiconductors & Semiconductor Equipment — 1.5%
Intel Corp.	371,438	$10,753,130

		$10,753,130

Software — 3.1%
Microsoft Corp.	202,603	$9,461,560
Oracle Corp.	235,801	9,417,892
SAP SE ADR(2)	49,900	3,576,333

		$22,455,785

Specialty Retail — 1.4%
Home Depot, Inc. (The)	89,699	$10,497,474

		$10,497,474

Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	72,260	$8,765,138

		$8,765,138

Tobacco — 3.2%
Altria Group, Inc.	176,423	$9,593,883
Reynolds American, Inc.	162,465	13,937,872

		$23,531,755

Total Common Stocks (identified cost $441,630,797)		$723,293,269

Short-Term Investments — 2.7%

Description	Principal Amount (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.11%(3)(4)	$9,627	$9,627,186
Eaton Vance Cash Reserves Fund, LLC, 0.20%(4)	9,951	9,951,283

Total Short-Term Investments (identified cost $19,578,469)		$19,578,469

Total Investments — 101.2% (identified cost $461,209,266)		$742,871,738

Other Assets, Less Liabilities — (1.2)%		$(8,540,696)

Net Assets — 100.0%		$734,331,042

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at July 31, 2015.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at July 31, 2015. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At July 31, 2015, the Portfolio loaned securities having a market value of $9,365,761 and received $9,627,186 of cash collateral for the loans.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 were $3,573 and $15,638, respectively.

The Portfolio did not have any open financial instruments at July 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$464,713,040

Gross unrealized appreciation	$282,214,918
Gross unrealized depreciation	(4,056,220)

Net unrealized appreciation	$278,158,698

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$32,909,463	$—		$—	$32,909,463
Consumer Staples	61,069,103	10,667,039		—	71,736,142
Energy	79,018,965	—		—	79,018,965
Financials	212,380,952	—		—	212,380,952
Health Care	97,547,886	8,667,680		—	106,215,566
Industrials	74,420,921	—		—	74,420,921
Information Technology	60,295,194	—		—	60,295,194
Materials	25,106,065	—		—	25,106,065
Telecommunication Services	13,075,466	—		—	13,075,466
Utilities	48,134,535	—		—	48,134,535
Total Common Stocks	$703,958,550	$19,334,719	*	$—	$723,293,269
Short-Term Investments	$—	$19,578,469		$—	$19,578,469
Total Investments	$703,958,550	$38,913,188		$—	$742,871,738

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Value Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015